ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2012	2013

Billed receivable	$61,760	$64,031
Unbilled receivable	44,071	50,719
Accounts receivable, gross	105,831	114,750
Less: Allowance for doubtful accounts	(4,609)	(7,221)
Accounts receivable, net	$101,222	$107,529

Schedule of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609
2013	$4,609	2,439	-	173	$7,221